Significant related party transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related party transactions [abstract]
Schedule of related party
	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Sales to a shareholder	3,000	21,652

	2024	2023	2022
	S$	S$	S$

Sales to a shareholder	18,886	77,229	134,751
Management fee paid to a shareholder	-	(3,500)	(45,500)
Interest expenses charged by a shareholder	(1,445)	-	-
Purchases from a shareholder	-	-	(135,000)

Schedule of key management personal compensation

Compensation of key management personnel

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Salaries, bonuses, and allowances	132,000	132,000
Employer’s contribution to Central Provident Fund	15,096	13,872

	147,096	145,872

Included in the above is key management personnel compensation as follows:

	2024	2023	2022
	S$	S$	S$

Salaries, bonuses, and allowances	264,000	264,000	319,320
Employer’s contribution to defined contributions plans	27,744	24,888	36,720

	291,744	288,888	356,040